Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	23 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
T-REX 2X LONG MSTR DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(93.73%)	(64.57%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.25%)	(90.71%)
T-REX 2X LONG NFLX DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(65.15%)		(10.18%)
T-REX 2X LONG SBET DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(82.52%)
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%	20.38%	18.67%	17.73%